Accumulated Deficit During Development Stage	12 Months Ended
Jun. 30, 2023
Accumulated Deficit During Development Stage [Abstract]
ACCUMULATED DEFICIT DURING DEVELOPMENT STAGE

12. ACCUMULATED DEFICIT DURING DEVELOPMENT STAGE

	Years Ended June 30,
	2023	2022	2021

Balance at beginning of year	181,884,388	169,728,414	154,419,061
Net loss for the year	13,806,515	12,847,061	15,309,353
Reclassify expired options from reserves	(560,014)	(240,310)	-
Reclassify forfeited options from reserves	-	(450,777)	-

Balance at end of year	195,130,889	181,884,388	169,728,414